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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


    /s/ George White                Memphis, TN              February 14, 2007
---------------------------  ------------------------   ------------------------
   [Signature]                      [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       17
Form 13F Information Table Value Total:   89,504 (THOUSANDS)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
           COLUMN 1              COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
           --------            -------------- ----------- --------- ------------------ ---------- -------- -----------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------          -------------- ----------- --------- --------- --- ---- ---------- -------- ---------- ------ -----
ADHEREX TECHNOLOGIES                COM       00686R 20 0       27    100,000             SOLE                100,000
ADTRAN, INC                         COM       00738A 10 6   15,407    720,620             SOLE                720,620
AMERICAN ORIENTAL BIOENGR INC.      COM       028731 10 7   27,596  2,490,586             SOLE              2,490,586
ATHENAHEALTH, INC                   COM       04685W 10 3    3,089     85,800             SOLE                 85,800
COMCAST CORPORATION                 COM       20030N 10 1      913     50,000             SOLE                 50,000
ECHOSTAR COMMUNICATIONS CORP.       CL A      278762 10 9    2,829     75,000             SOLE                 75,000
EV3 INC.                            COM       26928A 20 0       19     23,900     PUT     SOLE
HANESBRANDS INC.                    COM       410345 10 2    8,011    294,855             SOLE                294,855
HEALTHWAYS INC.                     COM       422245 10 0    1,768     30,250             SOLE                 30,250
HOUSTON WIRE & CABLE CO.            COM       44244K 10 9    4,226    298,839             SOLE                298,839
INFINITY PPTY & CAS CORP            COM       45665Q 10 3    7,970    220,602             SOLE                220,602
J B HUNT TRANSPORTATION SVCS        COM       445658 10 7    1,124     40,802             SOLE                 40,802
NXSTAGE MEDICAL INC                 COM       67072V 10 3      759     50,000             SOLE                 50,000
SAIA INC                            COM       78709Y 10 5    3,104    233,400             SOLE                233,400
TESCO PLC                           COM       88157K 10 1    5,401    570,800             SOLE                570,800
WORLD FUEL SERVICES CORP            COM       981475 10 6    4,069    140,179             SOLE                140,179
ZEP INC.                            COM       98944B 10 8    3,192    230,156             SOLE                230,156